UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):          [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shapiro Capital Management LLC
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Address:     3060 Peachtree Road, NW Suite 1555
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             Atlanta GA  30066
             ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
          ----------------
Title:    PRINCIPAL
          ---------------
Phone:    404-842-9600
          --------------

Signature, Place, and Date of Signing:

-------------------------         -------------------          ---------------
[Signature]                       [City, State]                 [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 12/31/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            45


Form 13F Information Table Value Total      $2,245,895,766 (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____43_____________________           __________________________

         [Repeat as necessary.]

                                                             FORM 13F
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                                                                                       ----------------------------------
                                                                                                (SEC USE ONLY)
Page 1 of 2                                   Name of Reporting Manager :              Shapiro Capital Management Company, Inc
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             Item 1:             Item 2:    Item 3:      Item 4:      Item 5:          Item 6               Item 7
                                                                     Shares of   Investment Discretion
                                  Title of   CUSIP      Fair        Principal        (b) Shared (c) Shared Manager's
Name of Issuer                     Class     Number  Market Value    Amount (a) Sole  As defined    Other See Instr V

                                                                                                                 Item 8
                                                                                                      Voting Authority (shares)

                                                                                                     (a) Sole    (b)Shared  (c) None
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
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Live Nation                     Common    538034109    $152,461,793    9,370,731    x                  7,156,949   2,213,782
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PetSmart Inc.                   Common    716768106    $133,312,970    5,395,102    x                  4,114,505   1,280,597
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Cooper Companies, Inc. (The)    Common    216648402    $128,432,395    3,694,833    x                  2,850,992     843,841
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LifePoint Hosps Inc             Common    53219L109    $122,118,212    3,799,571    x                  2,941,734     857,837
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Nalco Holding Co                Common    62985Q101    $116,134,727    6,264,009    x                  4,861,861   1,402,148
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Zebra Technologies Cp Class A   Cl A
                                Common    989207105    $112,214,919    4,029,261    x                  3,138,117     891,144
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Cabot Microelectronics Com      Common    12709p103    $111,016,914    3,460,627    x                  2,785,178     675,449
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Valspar Corp                    Common    920355104    $105,459,785    4,731,260    x                  3,703,310   1,027,950
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Hanesbrands, Inc.               Common    410345102    $101,645,297    4,673,347    x                  3,708,470     964,877
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Avis Budget Group Inc           Common    053774105     $97,838,426   17,045,022    x                 13,137,442   3,907,580
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Checkpoint Systems Inc          Common    162825103     $92,832,191    4,932,635    x                  3,943,680     988,955
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Cal Dive International Inc.     Common    12802t101     $81,817,160    7,718,600    x                  6,569,550   1,149,050
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Armstrong World Industries      Common    04247x102     $70,914,184    2,453,778    x                  2,027,278     426,500
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Sally Beauty Holdings, Inc.     Common    79546E104     $69,242,556    8,051,460    x                  6,834,319   1,217,141
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Constellation Brands Inc. - A   Cl A
                                Common    21036p108     $68,117,688    3,174,170    x                  2,315,032     859,138
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Portland General Electric Co.   Common    736508847     $58,779,674    2,484,348    x                  2,106,648     377,700
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Aaron Rents Inc                 Common    002535201     $54,668,975    2,019,541    x                  1,443,816     575,725
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Accuray Inc.                    Common    004397105     $52,558,812    6,512,864    x                  5,115,252   1,397,612
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Odyssey Healthcare Inc          Common    67611V101     $48,839,009    4,811,725    x                  4,178,900     632,825
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Salix Pharmaceuticals Ltd       Common    795435106     $44,770,542    6,984,484    x                  5,680,612   1,303,872
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Tyco International Ltd          Common    g9143x208     $42,764,183    1,221,136    x                    832,858     388,278
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Sierra Pacific Resources        Common    826428104     $41,618,634    4,344,325    x                  3,375,025     969,300
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Cox Radio Inc Cl A              Cl A
                                Common    224051102     $40,504,031    3,835,609    x                  3,318,580     517,029
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Tyco Electronics LTD            Common    g9144p105     $39,771,595    1,437,874    x                    924,098     513,776
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Time Warner Cable-A             Cl A
                                Common    88732J108     $37,797,883    1,561,896    x                    976,553     585,343
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Haynes International Inc.       Common    420877201     $35,276,337      753,285    x                    565,135     188,150
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John Bean Technologies Corp.    Common    477839104     $31,878,424    2,518,043    x                  2,033,693     484,350
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Manhattan Associates Inc.       Common    562750109     $29,298,620    1,311,487    x                  1,072,787     238,700
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California Pizza Kitchen Inc    Common    13054d109     $28,894,051    2,245,070    x                  1,674,720     570,350
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Western Union Co                Common    959802109     $28,101,918    1,139,113    x                    886,528     252,585
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Time Warner Inc.                Common    887317105     $19,035,925    1,452,016    x                    985,458     466,558
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General Electric Com            Common    369604103     $15,624,485      612,725    x                    221,585     391,140
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Equifax Inc                     Common    294429105     $10,469,355      303,900    x                     93,948     209,952
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American Express Co             Common    025816109      $7,909,748      223,250    x                     62,175     161,075
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Spdr Trust Series 1                ETF    78462F103      $7,297,743       62,917    x                     45,935      16,982
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Zale Corporation                Common    988858106      $1,736,250       69,450    x                     55,450      14,000
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Compass Minerals International,
  Inc.                          Common    20451N101      $1,053,039       20,100    x                     15,600       4,500
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Ishares Russell 2000               ETF    464287655      $1,042,100       15,325    x                     15,325           0
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United States Cellular Nt
  Sr 8.75%                                   911684207        $814,182       45,485    x                     33,760      11,725
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Cincinnati Bell 6.75% Series B  Preferred 171871403        $487,155       14,100    x                     11,600       2,500
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Post Properties 7.625%          Preferred 737464305        $379,400       27,100    x                     17,500       9,600
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Abbott Labs                     Common    002824100        $259,110        4,500    x                      4,500           0
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Schwab Value Advantage Fund               808515605        $246,410      246,410    x                    246,410           0
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OGE Energy Corp                 Common    670837103        $237,776        7,700    x                      7,600         100
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PNM Resources Inc.              Common    69349h107        $221,184       21,600    x                          0      21,600
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         SubTotal Page 2                               $258,061,093   12,655,472                       9,026,262   3,629,210
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           Grand Total                               $2,245,895,766  135,101,784                    $106,090,468  29,011,316
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